Inventories - Summary of the Components of Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Inventory Disclosure [Abstract]
Raw materials	$ 2,083	$ 409	$ 45
Work in progress	14,918	11,732	9,547
Finished goods	6,462	4,796	5,416
Total inventories	$ 23,463	$ 16,937	$ 15,008